Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents, variable interest entities	$ 734,094	$ 49,270
Loan costs, variable interest entities	1,150,324	146,698
Other assets variable interest entities	397,400	102,101
Mortgage notes payable variable interest entities	36,750,983	167,680
Accrued development costs, variable interest entities	7,579,208	1,364,406
Accounts payable and other accrued expenses, variable interest entities	147,420	0
Other liabilities variable interest entities	30,658	0
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares unissued	200,000,000	200,000,000
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	1,120,000,000	1,120,000,000
Common stock, shares issued	7,522,035	4,314,917
Common stock, shares outstanding	7,456,989	4,314,917
Common stock, declared as a stock dividends	358,669
Variable Interest Entity
Operating real estate assets, net value variable interest entities	36,691,468	0
Construction in process, including land	44,665,596	8,380,589
Deferred rent, VIEs	$ 121,789	$ 0